Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2025 (unaudited)

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Agency Adjustable Rate Mortgages (0.5%)
$1,595	Federal Home Loan Mortgage Corporation Conventional Pools: SOFR30A + 2.17%	6.123%	09/01/54	$1,589,320
820	Government National Mortgage Association Various Pools:	3.064	03/20/71	726,452
	Total Agency Adjustable Rate Mortgages (Cost $ 2,310,512)			2,315,772

	Agency Fixed Rate Mortgages (32.3%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
1,299		2.00	04/01/51 - 10/01/51	980,866
1,696		2.50	05/01/50 - 11/01/52	1,344,505
4,805		3.00	04/01/50 - 12/01/51	4,055,992
54		3.50	08/01/49	48,156
2,073		4.00	07/01/49 - 11/01/52	1,878,990
1,463		4.50	10/01/52	1,364,023
	Gold Pools:
408		3.50	06/01/42 - 09/01/47	372,622
244		4.00	12/01/41 - 10/01/44	229,830
256		4.50	03/01/41 - 01/01/49	247,772
48		5.00	12/01/40 - 05/01/41	48,921
6		5.50	07/01/37	5,614
8		6.00	12/01/37	8,800
4		6.50	06/01/29	3,898
15		7.50	05/01/35	15,616
6		8.00	08/01/32	6,255
11		8.50	08/01/31	11,747
	Federal National Mortgage Association, Conventional Pools:
1,181		1.50	01/01/51 - 03/01/51	893,289
9,217		2.00	11/01/50 - 11/01/51	6,943,486
8,416		2.50	02/01/50 - 02/01/52	6,691,073
2,499		3.00	08/01/46 - 04/01/52	2,108,581
4,675		3.50	09/01/42 - 10/01/52	4,124,503
766		4.00	04/01/45 - 09/01/48	714,900
388		4.50	08/01/40 - 08/01/49	368,236
62		5.00	12/01/40 - 07/01/41	61,592
4		5.50	08/01/37	4,197
4,970		6.00	07/01/53	5,028,470
124		6.50	02/01/28 - 11/01/33	129,889
9		7.00	10/01/30 - 06/01/32	8,787
18		7.50	08/01/37	18,868

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$17		8.00%	04/01/33	$17,641
18		8.50	10/01/32	19,367
—@		9.50	04/01/30	252
	February TBA:
5,000	(a)	2.50	02/01/55	4,076,172
18,000	(a)	3.00	02/01/55	15,307,735
7,000	(a)	4.00	02/01/55	6,408,828
15,000	(a)	5.00	02/01/55	14,499,023
26,000	(a)	5.50	02/01/55	25,697,343
25,000	(a)	6.00	02/01/55	25,179,686
	Government National Mortgage Association, February TBA:
400	(a)	4.00	02/20/55	368,666
3,700	(a)	5.00	02/20/55	3,596,736
6,900	(a)	6.00	02/20/55	6,958,632
	Various Pools:
2,258		2.50	03/20/50 - 04/20/51	1,860,945
1,042		3.00	09/20/49 - 08/20/50	889,053
1,706		3.50	05/20/43 - 10/20/50	1,513,726
1,362		4.00	07/15/44 - 11/20/53	1,243,889
1,341		4.50	12/20/48 - 08/20/54	1,269,076
3,573		5.00	05/20/41 - 12/20/54	3,475,505
5,380		5.50	08/20/54 - 12/20/54	5,375,216
924		6.00	08/20/52 - 08/20/54	936,479
5,806		6.50	11/20/52 - 08/20/54	5,935,675
5,904		7.00	12/20/52 - 08/20/64	6,015,917
1,138		7.50	10/20/53 - 08/20/54	1,168,627
2,787		8.00	07/20/54	2,869,541
	Total Agency Fixed Rate Mortgages (Cost $ 173,908,796)			172,403,208

	Asset-Backed Securities (16.4%)
	ABFC Trust,
233	Class A1, 1 Month Term SOFR + 0.89%	5.205(b)	10/25/33	229,890
207	Class M1, 1 Month Term SOFR + 1.01%	5.325(b)	02/25/34	205,133
109	Class M5, 1 Month Term SOFR + 1.06%	5.37 (b)	07/25/34	104,440
500	ACM Auto Trust, Class B, Series 2025-1A (c)	7.87	11/20/31	503,276
	Amortizing Residential Collateral Trust,
454	Class A, 1 Month Term SOFR + 0.40%	5.093(b)	10/25/31	444,077
293	Class A1, 1 Month Term SOFR + 0.87%	5.185(b)	10/25/32	270,002

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
	$400	Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.74% - 1 Month Term SOFR		3.466(d)%	12/25/33	$517,696
	381	B2R Mortgage Trust, Class XB IO (c)		0.08 (b)	05/15/48	4
		Bayview Financial Revolving Asset Trust,
	900	Class A1, 1 Month Term SOFR + 1.11% (c)		5.43 (b)	12/28/40	904,618
	450	Class M2, 1 Month Term SOFR + 3.61% (c)		7.93 (b)	12/28/40	1,109,185
	37	Bear Stearns Asset Backed Securities Trust 1 Month Term SOFR + 1.41%		5.725(b)	10/27/32	36,666
	1,500	Bridge Trust, Class E2 (c)		6.30	11/17/37	1,484,271
	186	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (c)		4.813(b)	10/20/40	171,943
	1,801	Cascade MH Asset Trust (c)		4.25	08/25/54	1,729,050
	1,966	Conn's Receivables Funding LLC (c)	1	0.00	01/17/28	1,936,483
	718	Conseco Finance Corp., Class M1		7.75 (b)	06/15/27	720,719
		CoreVest American Finance Trust,
	2,706	Class XA, IO (c)		2.973(b)	07/15/54	88,513
	829	Class XA, IO (c)		3.694(b)	08/15/53	23,228
	2,105	Class XA, IO (c)		5.662(b)	12/15/52	50,727
	510	Countrywide Asset-Backed Certificates, Class M2 1 Month Term SOFR + 2.29% (c)		6.60 (b)	03/25/33	513,373
	520	Delta Funding Home Equity Loan Trust, Class A1A 1 Month Term SOFR + 0.93%		5.241(b)	09/15/29	502,294
GBP	630	Dowson PLC, Class D 3 Month GBP SONIA + 5.25% (United Kingdom)		9.959(b)	08/20/29	785,781
		ECAF I Ltd.
	$25	(Ireland) (c)		3.473	06/15/40	16,018
	433	(Cayman Islands) (c)		4.947	06/15/40	331,068
	132	EquiFirst Mortgage Loan Trust 1 Month Term SOFR + 3.11%		7.425(b)	10/25/34	120,860
		European Residential Loan Securitisation 2019-NPL1 DAC,
EUR	1,444	Class A, 1 Month EURIBOR + 3.25% (Ireland)		6.026(b)	07/24/54	1,498,920
	1,203	Class C, 1 Month EURIBOR + 7.25% (Ireland)	1	0.026(b)	07/24/54	1,215,733
	$311	Falcon Aerospace Ltd. (Cayman Islands) (c)		3.597	09/15/39	294,292
	6,800	Finance of America HECM Buyout (c)		6.00 (b)	10/01/34	6,045,591
	142	Financial Asset Securities Corp. AAA Trust 1 Month Term SOFR + 0.52% (c)		4.837(b)	02/27/35	135,642

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
		FMC GMSR Issuer Trust,
	$1,200	Class A (c)		3.62 (b)%	07/25/26	$1,113,940
	1,000	Class B (c)		4.36 (b)	07/25/26	920,604
	2,000	Class A (c)		4.45 (b)	01/25/26	1,931,098
	2,055	Class A (c)		6.19	04/25/27	2,045,006
	3,800	Class A (c)		6.559	09/25/29	3,791,255
	3,200	Class A (c)		7.90	07/25/27	3,248,151
	1,000	Class B (c)	1	0.07	07/25/27	1,013,479
	836	FortiFi, Class A (c)		6.23	09/20/59	827,880
	486	GAIA Aviation Ltd. (Cayman Islands) (c)		3.967	12/15/44	462,038
		Harvest SBA Loan Trust, Class A
	2,192	SOFR30A + 2.25% (c)		6.703(b)	12/25/51	2,200,441
	1,732	SOFR30A + 3.25% (c)		7.703(b)	10/25/50	1,763,513
	1,083	Home Partners of America 2019-2 Trust (c)		3.866	10/19/39	1,002,071
	1,334	JOL Air Ltd., Class A (Cayman Islands) (c)		3.967	04/15/44	1,308,282
	213	Kestrel Aircraft Funding Ltd., Class A (c)		4.25	12/15/38	210,150
		Lehman ABS Manufactured Housing Contract Trust
	1,468			0.00	06/15/33	1,419,132
	84			6.63 (b)	04/15/40	84,787
		Loandepot GMSR Master Trust,
	1,995	Class A, 1 Month Term SOFR + 3.66% (c)		7.97 (b)	10/16/25	1,989,936
	2,000	Class B, 1 Month Term SOFR + 4.36% (c)		8.67 (b)	10/16/25	1,997,716
	485	LoanMe Trust Prime (c)		5.00	09/15/34	473,738
EUR	3,201	LSF11 Boson Investments SARL Compartment 2, Class A1 3 Month EURIBOR + 2.00% (Spain)		5.005(b)	11/25/60	3,189,471
	$1,694	MASTR Asset Securitization Trust, Class M3 1 Month Term SOFR + 3.26%		7.575(b)	10/25/32	1,545,611
	68	Merrill Lynch Mortgage Investors Trust, Class B1 1 Month Term SOFR + 2.81%		7.125(b)	01/25/35	65,755
	239	METAL LLC (c)		4.581	10/15/42	162,196
	1,775	NALP Business Loan Trust, Class A (c)		6.49	12/27/49	1,780,853
	179	New Century Home Equity Loan Trust 1 Month Term SOFR + 0.91%		5.225(b)	11/25/33	105,108
	1,449	New Residential Mortgage LLC, Class A		5.437	06/25/25 - 07/25/25	1,445,992
		Newtek Small Business Loan Trust, Class A
	856	Daily U.S. Prime Rate - 0.70% (c)		6.80 (b)	10/25/49	863,758
	702	Daily U.S. Prime Rate - 0.50% (c)		7.00 (b)	07/25/50	710,515
	4,242	NRM FNT1 Excess LLC, Class A, Series 2024-FNT1 (c)		7.398	11/25/31	4,295,994
		NRZ Excess Spread-Collateralized Notes, Class A
	346	(c)		2.981	03/25/26	336,463
	262	(c)		3.844	12/25/25	258,349
	519	NRZ FHT Excess LLC, Class A (c)		4.212	11/25/25	513,474

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Oakwood Mortgage Investors, Inc.,
	$849	Class A4	7.405(b)%	06/15/31	$73,414
	22	Class A1	7.72	04/15/30	22,139
	61	Class A1	7.84 (b)	11/15/29	61,957
	1,000	Ocwen Loan Investment Trust, Class M3, Series 2023-HB1 (c)	3.00 (b)	06/25/36	927,236
EUR	825	Palatino SPV, Class AR 6 Month EURIBOR + 2.50% (Italy)	5.208(b)	12/01/45	816,805
	$2,126	PMT FMSR Issuer Trust 1 Month Term SOFR + 3.11% (c)	7.425(b)	03/25/26	2,135,728
		PNMAC GMSR Issuer Trust,
	4,000	Class A, 1 Month Term SOFR + 3.20% (c)	7.511(b)	03/25/29	4,054,841
	2,300	Class A, SOFR30A + 4.25% (c)	8.601(b)	05/25/27	2,332,685
EUR	621	Prosil Acquisition SA, Class A 3 Month EURIBOR + 2.00% (Spain)	4.612(b)	10/31/39	517,342
	$365	Quest Trust, Class M2 1 Month Term SOFR + 3.86% (c)	8.175(b)	05/25/33	386,996
	1,535	Raptor Aircraft Finance I LLC (c)	4.213	08/23/44	1,353,205
	173	ReadyCap Lending Small Business Loan Trust Daily U.S. Prime Rate - 0.50% (c)	7.00 (b)	12/27/44	172,558
CAD	2,000	Retained Vantage Data Centers Issuer LLC, Class A2B (c)	5.25	09/15/48	1,374,854
	$266	Saxon Asset Securities Trust 1 Month Term SOFR + 1.24%	5.55 (b)	12/25/32	244,489
		Shenton Aircraft Investment Ltd.
	637	(c)	4.75	10/15/42	612,677
	199		5.75	10/15/42	152,304
		STAR Trust,
	1,499	Class A, 1 Month Term SOFR + 1.75% (c)	6.056(b)	10/17/41	1,511,495
	2,000	Class D, 1 Month Term SOFR + 2.55% (c)	6.856(b)	05/17/39	2,000,514
	1,850	Class D, 1 Month Term SOFR + 2.95% (c)	7.256(b)	10/17/41	1,869,087
	194	Start II Ltd. (Bermuda) (c)	4.089	03/15/44	190,771
	232	Terwin Mortgage Trust, Class M1 1 Month Term SOFR + 0.94%	5.25 (b)	03/25/35	225,785
	1,500	VINE Trust (c)	4.75	12/17/40	1,377,326
	248	WAVE Trust (c)	3.844	11/15/42	229,627
		Total Asset-Backed Securities (Cost $87,577,283)			87,710,084

		Collateralized Mortgage Obligations - Agency Collateral Series (3.0%)
		Federal Home Loan Mortgage Corporation,
		IO REMIC
	344	5.89% - SOFR30A	1.479(d)	11/15/43 - 06/15/44	25,838
	199		1.537(b)	08/15/42	9,446

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$139		1.60 (b)%	04/15/39	$7,482
116		1.697(b)	10/15/39	6,395
407		1.712(b)	09/15/41	21,178
55		1.758(b)	10/15/41	3,175
458		1.926(b)	10/15/40	25,150
22		5.00	08/15/41	4,864
	IO REMIC PAC
8,316		2.00	10/25/50	1,074,946
	IO STRIPS
32		7.00	06/15/30	3,498
	REMIC
56	12.00% - 2.67 x 1 Month USD LIBOR	0.00 (d)	12/15/43	33,000
80		3.50	02/15/42	72,440
	Federal National Mortgage Association,
	IO REMIC
61	5.54% - SOFR30A	1.185(d)	11/25/41	1,003
145		1.54 (b)	03/25/44	7,962
367	5.94% - SOFR30A	1.585(d)	06/25/42	32,669
714		1.592(b)	03/25/46	33,820
193		2.03 (b)	10/25/39	11,153
28	6.44% - SOFR30A	2.085(d)	08/25/41	522
	IO STRIPS
5		7.00	11/25/27	321
25		8.00	05/25/30 - 06/25/30	2,667
	REMIC
14		0.00 (b)	04/25/39	12,225
548		2.00	07/25/50	294,673
102		6.50	03/25/54	101,742
	REMIC PAC
205		5.00	07/25/50	195,548
	Government National Mortgage Association,
	IO
20		5.00	02/16/41	4,065
	IO REMIC
103		0.013(b)	12/20/62	182
45		0.023(b)	01/20/63	122
41		0.045(b)	09/20/62	362
75		0.078(b)	05/20/63	1,140
85		0.102(b)	08/20/61	1,600
1		0.104(b)	04/20/62	7
109		0.158(b)	12/20/67	1,310
68		0.215(b)	10/20/62	2,714
1		0.267(b)	10/20/61	38

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$93		0.27 (b)%	05/20/61	$4,851
17		0.285(b)	05/20/62	882
10		0.286(b)	05/20/62	553
96		0.302(b)	01/20/62	5,934
15		0.335(b)	04/20/61	921
46		0.506(b)	11/20/61	4,519
1,680		0.568(b)	06/20/69	55,962
8,590		0.596(b)	05/20/72	425,172
587		0.623(b)	08/20/58	4,323
1,300		0.742(b)	11/20/69	63,494
5,968		0.803(b)	12/20/70	278,586
14,920		1.097(b)	04/20/66	710,562
4,488		1.152(b)	03/20/67	254,130
349		1.154(b)	08/20/63	5,078
550		1.162(b)	04/20/67	15,834
1,621		1.19 (b)	02/20/65	56,075
143		1.233(b)	04/20/62	5,011
956		1.283(b)	01/20/68	58,746
264		1.287(b)	01/20/67	10,321
670		1.332(b)	06/20/63	27,630
1,671		1.34 (b)	07/20/69	80,514
327		1.375(b)	03/20/67	14,552
421		1.428(b)	01/20/64	10,921
4,852		1.433(b)	02/20/68	233,564
213		1.457(b)	02/20/68	10,046
3,926		1.476(b)	02/20/68	124,560
222		1.48 (b)	05/20/60	12,479
2,000		1.484(b)	11/20/64	73,348
356		1.502(b)	04/20/65	11,678
505		1.536(b)	06/20/67	14,476
884		1.544(b)	05/20/64	21,974
203	5.89% - 1 Month Term SOFR	1.587(d)	08/20/42	18,247
896		1.612(b)	05/20/64	30,064
98		1.614(b)	04/20/60	7,978
651		1.617(b)	11/20/60	46,641
1,773		1.618(b)	09/20/69	93,579
563		1.625(b)	10/20/64	13,312
9,668		1.628(b)	06/20/66	273,827
182		1.64 (b)	04/20/63	7,571
2,592		1.654(b)	08/20/69	153,055
242		1.659(b)	01/20/68	11,316
350		1.668(b)	09/20/65	4,994
718		1.674(b)	05/20/63	24,918

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$892		1.684(b)%	08/20/67	$23,054
250	5.99% - 1 Month Term SOFR	1.687(d)	04/20/41 - 08/20/42	22,228
3,761		1.702(b)	05/20/67	138,857
565		1.707(b)	09/20/66	16,046
247	6.03% - 1 Month Term SOFR	1.727(d)	12/20/43	25,591
919		1.729(b)	02/20/68	40,441
164		1.732(b)	03/20/68	5,570
1,176		1.823(b)	07/20/67	32,732
4,305		1.853(b)	12/20/66	196,848
1,197		1.882(b)	02/20/68	49,725
131	6.19% - 1 Month Term SOFR	1.887(d)	09/20/43	5,280
16,357		1.895(b)	06/20/65	534,491
611		1.917(b)	10/20/66	15,482
14,879		1.983(b)	07/20/66	461,947
27		1.986(b)	08/20/63	1,089
931		1.992(b)	06/20/67	52,720
1,990		1.997(b)	01/20/66	46,636
497		1.998(b)	09/20/65	14,982
6,583		2.00	11/20/50	808,395
957		2.013(b)	06/20/64	47,615
4,189		2.015(b)	10/20/64	272,702
429		2.126(b)	06/20/66	14,399
102	6.44% - 1 Month Term SOFR	2.13 (d)	08/16/34	5,331
8		2.206(b)	02/20/63	343
67		2.262(b)	10/20/60	7,196
591		2.289(b)	07/20/65	23,032
1,908		2.30 (b)	09/20/64	131,771
408		2.323(b)	08/20/67	18,793
920		2.33 (b)	11/20/67	34,426
1,348		2.341(b)	07/20/67	81,112
4		2.412(b)	07/20/63	401
878		2.493(b)	10/20/67	25,759
1,725		2.50	11/20/51	247,395
51		2.528(b)	02/20/60	2,809
759		2.621(b)	10/20/67	40,525
1,079		2.625(b)	11/20/67	70,486
533		2.629(b)	10/20/66	21,335
1,005		2.644(b)	10/20/67	55,508
169		2.661(b)	07/20/65	9,055
4,877		2.674(b)	06/20/66	426,257
18		2.739(b)	03/20/62	1,545
25		2.789(b)	05/20/62	3,452
82		3.076(b)	04/20/62	11,032

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$27		3.202(b)%	02/20/63	$3,352
349		3.389(b)	10/20/67	27,514
953		3.50	10/16/42 - 05/20/43	164,870
21		3.632(b)	09/20/60	3,557
	IO REMIC PAC
38		3.50	06/20/41	1,209
19		4.50	05/20/40	940
10		5.00	10/20/40	542
	REMIC
20	1 Month Term SOFR + 0.56%	5.088(b)	02/20/61	19,661
8	1 Month Term SOFR + 0.81%	5.338(b)	08/20/63	7,832
1	1 Month Term SOFR + 0.88%	5.408(b)	02/20/66	800
4,391		6.50	10/20/54 - 09/20/64	4,348,127
2,144	RCO VII Mortgage LLC (c)	7.021	01/25/29	2,152,207
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $ 15,191,529)			16,050,459

	Commercial Mortgage-Backed Securities (3.1%)
1,500	BAHA Trust (Bahamas) (c)	7.069(b)	12/10/41	1,557,175
	Bayview Commercial Asset Trust,
1,164	1 Month Term SOFR + 0.47% (c)	4.785(b)	07/25/37	1,102,147
422	1 Month Term SOFR + 0.56% (c)	4.875(b)	10/25/36	406,252
478	1 Month Term SOFR + 0.65% (c)	4.965(b)	10/25/36	461,054
733	1 Month Term SOFR + 0.67% (c)	4.98 (b)	10/25/36	703,526
399	1 Month Term SOFR + 0.77% (c)	5.085(b)	11/25/35	393,472
565	1 Month Term SOFR + 1.76% (c)	6.075(b)	11/25/35	589,473
	BPR Trust
1,100	1 Month Term SOFR + 1.90% (c)	6.204(b)	04/15/37	1,105,937
1,753	IO	0.86 (b)	09/10/58	6,991
15	(c)	4.68 (b)	07/15/47	14,435
664	COOF Securitization Trust, IO (c)	2.762(b)	10/25/40	35,722
685	COOF Securitization Trust II, IO (c)	2.086(b)	08/25/41	36,613
	Credit Suisse Mortgage Trust
816	1 Month Term SOFR + 3.57% (c)	7.88 (b)	05/09/25	800,727
2,887	1 Month Term SOFR + 3.83% (c)	8.136(b)	08/15/26	2,684,266
	GS Mortgage Securities Trust
500		3.345	07/10/48	481,004
144	IO	0.326(b)	09/10/47	34
	Harvest Commercial Capital Loan Trust
1,554	(c)	5.964(b)	04/25/52	1,438,611
1,968		6.164	10/25/56	2,005,747

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$1,417	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.572(b)%	12/15/49	$10,459
		KGS-Alpha SBA COOF Trust,
		IO
	306	(c)	1.174(b)	08/25/38	4,451
	196	(c)	2.85 (b)	04/25/40	7,984
	377	(c)	3.282(b)	07/25/41	22,706
	1,000	Natixis Commercial Mortgage Securities Trust (c)	4.135(b)	05/15/39	857,677
CAD	7,622	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.141(b)	02/12/55	182,896
	$506	Sutherland Commercial Mortgage Trust (c)	2.23 (b)	12/25/41	448,383
	8,244	UBS Commercial Mortgage Trust, IO	0.914(b)	03/15/51	197,724
	247	Velocity Commercial Capital Loan Trust (c)	6.90	05/25/47	246,478
	771	Waterfall Commercial Mortgage Trust (c)	4.104(b)	09/14/22	770,001
		Total Commercial Mortgage-Backed Securities (Cost $16,076,441)			16,571,945

		Corporate Bonds (1.2%)
		Finance (1.2%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c)	0.00	11/10/28	84,000
DKK	19,638	Nykredit Realkredit AS (Denmark)	4.00	10/01/46	2,741,240
	10,896	Realkredit Danmark AS (Denmark)	4.00	10/01/56	1,513,102
	14,996	Realkredit Danmark AS (Denmark)	4.00	10/01/56	2,066,993
		Total Corporate Bonds (Cost $7,004,061)			6,405,335

		Mortgages - Other (42.6%)
	$1,712	A&D Mortgage Trust, Class A1 (c)	7.049	11/25/68	1,748,203
	62	Adjustable Rate Mortgage Trust	5.118(b)	04/25/35	59,116
	1,480	Ajax Mortgage Loan Trust (c)	2.00	03/25/60	1,450,633
GBP	252	Alba 2005-1 PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.447(b)	11/25/42	303,657
	$1,450	Asset Based Lending LLC (c)	6.075	09/25/29	1,450,404
		ATLX Trust
	1,700	(c)	3.85 (b)	04/25/63	1,552,054
	3,000	(c)	4.285(b)	04/25/64	2,802,138
		Banc of America Funding Trust
	3		5.25	07/25/37	2,710
	201		5.50	09/25/35	187,891
GBP	200	Banna RMBS DAC 3 Month GBP SONIA + 2.10% (United Kingdom)	6.828(b)	12/30/63	247,367
		Bear Stearns Asset Backed Securities Trust
	$26		5.29 (b)	07/25/36	25,731

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate		Maturity Date	Value
$1,773	1 Month Term SOFR + 3.79%		8.10 (b)%	08/25/43	$1,937,128
421	25.26% - 3.29 x 1 Month USD LIBOR	1	1.096(d)	03/25/36	130,539
	Boston Lending Trust
2,603	(c)		2.00 (b)	07/25/61	2,081,825
3,796	(c)		3.25 (b)	05/25/62	3,454,169
	Brean Asset Backed Securities Trust
5,197	(c)		4.00	09/25/63	4,740,795
3,389	(c)		4.50 (b)	05/25/64 - 03/25/78	3,278,762
3,000	Class A1 (c)		5.00	01/25/65	2,912,025
	Cascade Funding Mortgage Trust
3,143	(c)		1.943(b)	09/25/50	3,068,157
1,605	(c)		2.00 (b)	09/25/50 - 02/25/52	1,487,103
10,000	(c)		3.00 (b)	05/25/34 - 06/25/34	8,317,953
4,794	(c)		3.25 (b)	11/25/35 - 09/25/37	4,556,650
5,500	(c)		3.75 (b)	04/25/25	5,290,798
6,350	(c)		4.00 (b)	08/25/34 - 10/25/54	5,733,516
5,400	(c)		4.25 (b)	04/25/33	4,992,034
1,956	(c)		6.405	11/25/29	1,956,604
73	Cendant Mortgage Corp. (c)		6.00 (b)	07/25/43	71,096
1,600	CFMT LLC, Class M1 (c)		3.75 (b)	04/25/25	1,584,033
	Champs Trust
2,722	(c)		8.79 (b)	11/25/59	2,837,592
1,338	(c)		8.791(b)	07/25/59	1,390,074
2,903	(c)	1	0.262(b)	01/25/60	3,010,538
	CHL Mortgage Pass-Through Trust
70			5.346(b)	05/20/34	64,230
170			5.50	10/25/34	167,994
61			6.00	12/25/36	34,978
123			6.91 (b)	10/25/33	119,369
85	Citigroup Mortgage Loan Trust, Inc. 1 Year CMT + 2.40%		6.31 (b)	11/25/35	83,853
	Countrywide Alternative Loan Trust
30			5.50	01/25/36	17,019
98			5.75	03/25/34	97,881
71	40.02% - 6 x 1 Month USD LIBOR	1	3.469(d)	05/25/37	57,774
50	Countrywide Reperforming Loan REMIC Trust, REMIC (c)		8.50	06/25/35	49,369
	Credit Suisse First Boston Mortgage Securities Corp.
1,020	(c)		0.00	12/29/31	832,702
201			5.122(b)	05/25/34	189,338
470			6.50	11/25/35	88,473
285	1 Month Term SOFR + 3.41%		7.725(b)	02/25/32	333,842
2,012	CSMC Mortgage-Backed Trust (c)		3.465(b)	03/25/59	2,037,370

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
		Ellington Financial Mortgage Trust
	$2,738	(c)		4.50 (b)%	03/25/54	$2,531,740
	5,737	(c)		5.00	07/25/54 - 12/25/54	5,409,399
		E-Mac DE BV
EUR	1,000	3 Month EURIBOR + 1.40% (Germany)		4.405(b)	11/25/54	597,887
	150	3 Month EURIBOR + 0.50% (Germany)	1	1.135(b)	05/25/52	152,939
		E-MAC NL BV
	104	3 Month EURIBOR + 0.18% (Netherlands)		5.346(b)	07/25/36	106,614
	63	3 Month EURIBOR + 0.23% (Netherlands)		7.13 (b)	04/25/38	60,313
		E-MAC Program BV
	86	3 Month EURIBOR + 2.00% (Netherlands)		4.673(b)	04/25/48	85,864
	134	3 Month EURIBOR + 2.00% (Netherlands)		6.386(b)	01/25/48	133,635
	1,622	3 Month EURIBOR + 0.32% (Netherlands)		7.336(b)	07/25/46	1,406,701
		EMF-NL Prime BV
	72	3 Month EURIBOR + 0.80% (Netherlands)		3.548(b)	04/17/41	74,124
	200	3 Month EURIBOR + 0.85% (Netherlands)		3.598(b)	04/17/41	191,443
	2,729	Eurohome Italy Mortgages Srl, Class A, 3 Month EURIBOR + 0.60% (Italy)		3.662(b)	11/02/54	2,720,027
	148	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Ireland)		3.266(b)	08/02/50	146,964
		Eurosail-NL BV
	500	3 Month EURIBOR + 1.10% (Netherlands)		3.848(b)	04/17/40	511,228
	466	3 Month EURIBOR + 1.80% (Netherlands)		4.548(b)	10/17/40	482,789
	500	3 Month EURIBOR + 2.20% (Netherlands)		4.948(b)	10/17/40	517,506
		Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
	$567			3.00	09/25/45 - 05/25/47	474,702
	808			3.50	05/25/45 - 05/25/47	694,351
	4,233			2.50	02/01/52 - 04/01/52	3,348,663
		Finance of America Structured Securities Trust
	2,715	(c)		2.00 (b)	06/25/52	2,668,628
	2,587	(c)		3.50	11/25/74	2,432,168
	106	Flagstar Mortgage Trust, Class A3 (c)		3.00 (b)	03/25/50	83,657
	573	Galton Funding Mortgage Trust (c)		4.00 (b)	02/25/59	542,216
	524	GITSIT Mortgage Loan Trust, Class A1 (c)		7.466	06/25/54	524,580
EUR	467	Great Hall Mortgages No. 1 PLC 3 Month EURIBOR + 0.22% (United Kingdom)		3.083(b)	03/18/39	478,362
	$177	GSAA Trust		6.00	04/01/34	173,313
		GSR Mortgage Loan Trust
	36	1 Month Term SOFR + 0.36%		4.675(b)	03/25/35	22,833
	10			5.00	02/25/34	9,981
	2			5.50	11/25/35	2,157
	143			5.569(b)	12/25/34	134,349

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$243		6.00%	09/25/35	$241,692
	3	1 Year CMT + 1.75%	6.75 (b)	03/25/33	3,113
	61	HarborView Mortgage Loan Trust	5.507(b)	05/19/33	56,440
		Impac CMB Trust
	1,077	1 Month Term SOFR + 0.63%	4.945(b)	11/25/35	979,109
	25	1 Month Term SOFR + 0.91%	5.22 (b)	10/25/34	25,336
	326	IMS Ecuadorian Mortagage Trust (c)	3.40	08/18/43	316,616
	68	IndyMac INDX Mortgage Loan Trust	7.259(b)	11/25/34	68,106
		JP Morgan Mortgage Trust
	84	(c)	3.00 (b)	10/25/50	66,074
	63	(c)	4.257(b)	07/27/37	57,841
	44		4.416(b)	12/25/34	39,998
EUR	485	Lansdowne Mortgage Securities No. 1 PLC 3 Month EURIBOR + 0.30% (Ireland)	3.186(b)	06/15/45	492,435
	620	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	3.226(b)	09/16/48	584,404
		LHOME Mortgage Trust
	$1,500	(c)	7.628	11/25/28	1,528,409
	2,375	(c)	8.00	06/25/28 - 08/25/28	2,407,778
GBP	348	Mansard Mortgages PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.447(b)	10/15/48	413,576
	$179	MASTR Adjustable Rate Mortgages Trust	5.82 (b)	06/25/34	168,296
		MASTR Alternative Loan Trust
	114		5.00	05/25/18	102,796
	60		6.00	05/25/33	56,984
	1	MASTR Asset Securitization Trust	5.50	10/25/25	899
	96	MASTR Reperforming Loan Trust (c)	7.50	05/25/35	71,842
	318	MERIT Securities Corp. 1 Month USD LIBOR + 2.25% (c)	7.21 (b)	09/28/32	303,968
		Merrill Lynch Mortgage Investors Trust
	7		5.04 (b)	01/25/37	6,701
	8	6 Month Term SOFR + 0.93%	5.262(b)	04/25/29	7,532
	2,574	MFA Trust	6.33	09/25/54	2,587,714
	55	Morgan Stanley Mortgage Loan Trust (e)	6.70 (b)	02/25/34	54,084
	43	Mortgage Equity Conversion Asset Trust 1 Year CMT + 0.47% (c)	4.64 (b)	02/25/42	43,563
	56	National City Mortgage Capital Trust	6.00	03/25/38	52,607
GBP	333	Newgate Funding PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.847(b)	12/15/50	403,467
	$4,000	NYMT Loan Trust, Class A (c)(f)	6.381	02/25/30	3,999,998
	7,500	(c)	3.00 (b)	06/25/36 - 02/25/37	6,874,583
	5,000	(c)	5.00 (b)	08/25/37	4,517,293

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
	$1,830	Onslow Bay Financial LLC, Class A1 (c)		3.00 (b)%	01/25/52	$1,536,769
	607	PMC PLS ESR Issuer LLC (c)		5.114	02/25/27	606,387
		PRET LLC
	915	(c)		4.843	09/25/51	911,596
	794	(c)		7.021	02/25/54	798,204
	2,467	(c)		7.143	03/25/54	2,478,309
		PRKCM Trust
	2,411	(c)		6.598	02/25/58	2,436,413
	1,599	(c)		7.225	11/25/58	1,637,381
		PRPM LLC
	1,019	(c)		3.75	03/25/54	939,243
	2,000	(c)		4.00	05/25/54	1,718,422
	805	(c)		4.40	04/25/67	795,453
	2,670	(c)		6.959	02/25/29	2,699,615
	1,671	Rain City Mortgage Trust (c)		6.53 (b)	11/25/29	1,679,695
	2,904	Rate Mortgage Trust, Class A1 (c)		6.00 (b)	12/25/54	2,913,246
	34	RBSSP Resecuritization Trust (c)	9	3.019(b)	09/26/37	258,035
	92	RCKT Mortgage Trust, Class A1 (c)		6.50 (b)	06/25/54	93,818
	13,197	Residential Asset Securitization Trust, IO		0.50	04/25/37	249,008
EUR	274	Resloc UK PLC 3 Month EURIBOR + 0.45% (United Kingdom)		3.336(b)	12/15/43	264,530
	$1,878	RiverView HECM Trust 1 Month Term SOFR + 0.38%		4.695(b)	05/25/47	1,633,677
		RMF Buyout Issuance Trust
	500	(c)		3.147(b)	11/25/31	480,394
	2,000	(c)		3.69 (b)	11/25/31	1,878,882
	1,500	(c)		4.50 (b)	04/25/32	1,224,124
	2,000	(c)		4.704(b)	11/25/31	1,848,839
	1,200	(c)		4.75 (b)	10/25/50	1,032,824
	11,042	(c)		6.00 (b)	11/25/31 - 10/25/50	8,465,889
		RMF Proprietary Issuance Trust
	1,073	(c)		2.125(b)	09/25/61	905,003
	3,916	(c)		2.75 (b)	10/25/63	3,662,230
	2,192	(c)		3.00 (b)	01/25/62	1,981,313
	2,244	(c)		3.25 (b)	04/26/60	1,993,442
	4,250	(c)		3.75 (b)	06/25/62	3,665,775
	2,187	(c)		4.00 (b)	08/25/62	2,069,299
		Saluda Grade Alternative Mortgage Trust
	3,000	(c)		7.118	01/25/30	3,019,208
	2,200	(c)		7.50	02/25/30	2,217,483
		Seasoned Credit Risk Transfer Trust
	15,472			3.00	09/25/55 - 11/25/63	13,134,574
	1,883			3.25	07/25/56 - 06/25/57	1,657,642

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$2,346		3.50%	07/25/58 - 05/25/64	$2,069,767
	1,347		4.00	03/25/58 - 02/25/59	1,237,270
	3,910	(c)	4.25 (b)	08/25/59 - 05/25/60	3,705,673
	4,483	(c)	4.50 (b)	06/25/57 - 02/25/59	4,209,346
	11,802	(c)	4.75 (b)	07/25/58 - 10/25/58	11,398,857
	53	Sequoia Mortgage Trust 1 Month Term SOFR + 0.89%	5.193(b)	01/20/36	38,697
	199	Stanwich Mortgage Loan Co. LLC (c)	6.235	10/16/26	199,855
		Structured Adjustable Rate Mortgage Loan Trust
	169	1 Month Term SOFR + 0.35%	4.665(b)	03/25/35	155,470
	139		5.863(b)	02/25/35	136,678
		Structured Asset Mortgage Investments II Trust
	34		4.105(b)	04/19/35	30,254
	65	1 Month Term SOFR + 0.57%	4.885(b)	05/25/45	57,849
	43	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.89 (b)	11/25/30	42,126
EUR	739	TDA 19-Mixto FTA 3 Month EURIBOR + 3.50% (Spain)	6.339(b)	03/22/36	768,995
	393	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	2.905(b)	12/28/50	359,180
	$123	TIAA Bank Mortgage Loan Trust (c)	4.00 (b)	11/25/48	113,731
		Total Mortgages - Other (Cost $ 220,296,614)			227,498,344

		Short-Term Investments (20.0%)
		Commercial Paper (2.5%)
	3,000	Banco Santander SA (Spain) (c)(g)	4.525	01/14/26	2,877,237
	2,000	Danske Bank AS (Denmark) (c)(g)	4.633	01/09/26	1,917,456
		HSBC USA, Inc.
	3,000	(c)(g)	4.858	01/27/26	2,863,997
	6,000	(c)(g)	5.985	05/20/25	5,918,522
		Total Commercial Paper (Cost $ 13,556,136)			13,577,212

		U.S. Treasury Securities (16.7%)
		U.S. Treasury Bill,
	10,000	(h)	4.216	12/26/25	9,639,861
	10,000	(h)	4.276	7/3/25	9,827,062
	5,434	(h)(i)	4.307	5/6/25	5,375,873
	25,000	(h)	4.47	05/22/25	24,687,250
	5,000	(h)	4.489	5/29/25	4,933,396
	35,000	(h)	4.71	05/15/25	34,589,793
		Total U.S. Treasury Securities (Cost $ 89,003,203)			89,053,235

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Number of Shares (000)	Coupon Rate	Maturity Date	Value
	Investment Company (0.8%)
4,450	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.31% (j) (Cost $4,449,973)		$4,449,973
	Total Short-Term Investments (Cost $ 107,009,312)		107,080,420
	Total Investments (Cost $ 629,374,548) (k)(l)	119.1%	636,035,567
	Liabilities in excess of Other Assets	(19.1)	(102,017,150)
	Net Assets	100.0%	$534,018,417

CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
@	Principal amount is less than $500.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2025.
(e)	For the three months ended January 31, 2025, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $2,287, including net realized losses of $15.
(f)	When-issued security.
(g)	The rates shown are the effective yields at the date of purchase.
(h)	Rate shown is the yield to maturity at January 31, 2025.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2025, advisory fees paid were reduced by $6,230 relating to the Fund's investment in the Liquidity Fund.
(k)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(l)	At January 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,863,634 and the aggregate gross unrealized depreciation is $10,071,124, resulting in net unrealized appreciation of $5,792,510.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2025:

Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Bank of America NA		$1,043,800	EUR	1,000,000	4/10/25	$(3,127)
BNP Paribas SA	EUR	18,116,536		$18,558,408	4/10/25	(294,972)
Citibank NA	GBP	1,688,028		$2,048,926	4/10/25	(43,608)
Royal Bank of Canada	CAD	2,113,737		$1,472,395	4/10/25	13,836
Royal Bank of Canada	DKK	45,541,479		$6,288,562	4/10/25	(66,868)
Royal Bank of Canada		$6,288,562	DKK	45,541,479	4/10/25	66,868
Standard Chartered Bank	DKK	45,541,479		$6,259,309	4/10/25	(96,121)
Standard Chartered Bank		$56,823	AUD	92,417	4/10/25	652
						$(423,340)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 10 yr. Note (United States)	106	Mar-25	$10,600	$11,537,438	$(89,793)
U.S. Treasury 2 yr. Note (United States)	136	Mar-25	27,200	27,965,000	4,685
U.S. Treasury 5 yr. Note (United States)	1,374	Mar-25	137,400	146,180,719	(317,642)
U.S. Treasury Long Bond (United States)	17	Mar-25	1,700	1,936,406	(42,419)
					$(445,169)

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

Portfolio Composition (Unaudited)

CLASSIFICATION	Percentage of Total Investments
Mortgages - Other	35.8%
Agency Fixed Rate Mortgages	27.1
Short-Term Investments	16.8
Asset-Backed Securities	13.8
Commercial Mortgage-Backed Securities	2.6
Collateralized Mortgage Obligations - Agency Collateral Series	2.5
Corporate Bonds	1.0
Agency Adjustable Rate Mortgages	0.4
Total	100.0	%*

*	Does not include open futures contracts with a value of $187,619,563 and net unrealized depreciation of $445,169. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $423,340.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2025 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,315,772	$—	$2,315,772
Agency Fixed Rate Mortgages	—	172,403,208	—	172,403,208
Asset-Backed Securities	—	87,710,084	—	87,710,084
Collateralized Mortgage Obligations - Agency Collateral Series	—	16,050,459	—	16,050,459
Commercial Mortgage-Backed Securities	—	16,571,945	—	16,571,945
Corporate Bonds	—	6,405,335	—	6,405,335
Mortgages - Other	—	227,498,344	—	227,498,344
Total Fixed Income Securities	—	528,955,147	—	528,955,147
Short-Term Investments
Commercial Paper	—	13,577,212	—	13,577,212
U.S. Treasury Securities	—	89,053,235	—	89,053,235
Investment Company	4,449,973	—	—	4,449,973
Total Short-Term Investments	4,449,973	102,630,447	—	107,080,420
Foreign Currency Forward Exchange Contracts	—	81,356	—	81,356
Future Contract	4,685	—	—	4,685
Total Assets	4,454,658	631,666,950	—	636,121,608
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(504,696)	—	(504,696)
Futures Contracts	(449,854)	—	—	(449,854)
Total Liabilities	(449,854)	(504,696)	—	(954,550)
Total	$4,004,804	$631,162,254	$—	$635,167,058

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.